Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Effective income tax rate	(6.00%)	27.50%	26.30%
Projected utilization of deferred tax assets	$ (28.9)
Undistributed earnings	958.0
Income tax expense	15.3	$ 88.5	$ 42.0
Undistributed earnings	532.7
Foreign outside basis differences	272.3
Unrecognized tax benefits	41.6	27.7	23.3	$ 21.6
Reduction in unrecognized tax benefits	0.8		0.1
Total amount of accrued interest and penalties	12.8	4.1
Potential interest and penalties associated with uncertain tax positions	$ 0.5	0.6	$ 0.3
Minimum [Member]
Income Tax [Line Items]
Income tax returns period subject to examination	3 years
Maximum [Member]
Income Tax [Line Items]
Income tax returns period subject to examination	5 years
Undistributed Earnings [Member]
Income Tax [Line Items]
Previously taxed income	$ 10.2
Income tax expense	112.3	$ 3.1
Undistributed earnings of domestic	415.1
Foreign income tax expense	156.9
Foreign outside basis differences	1,183.5
Scenario, Forecast [Member]
Income Tax [Line Items]
Reduction in unrecognized tax benefits	10.7
Tim Hortons [Member]
Income Tax [Line Items]
Potential interest and penalties associated with uncertain tax positions	$ 8.3